Financial income, financial expenses and exchange losses - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses Abstract [Abstract]
Loss on remeasurement of warrant liability	€ 22,909	€ 0
Foreign exchange loss	€ 7,003	€ 9,893	[1]

[1]	Starting with the six months ended June 30, 2023, the Group presents the semi-annual condensed consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and is consistent with international practice. In order to conform to this new presentation, the information for the six months ended June 30, 2022 has been reclassified compared to what was previously presented by the Group.